Revenue - Schedule of Revenue from External Customers by Geographical Location (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of geographical areas [line items]
Revenue from contracts with customers	$ 1,422,605	$ 909,247
United Kingdom
Disclosure of geographical areas [line items]
Revenue from contracts with customers	373,173	143,916
Sweden
Disclosure of geographical areas [line items]
Revenue from contracts with customers	275,529	139,768
Norway
Disclosure of geographical areas [line items]
Revenue from contracts with customers	98,451	56,162
USA
Disclosure of geographical areas [line items]
Revenue from contracts with customers	93,836	131,380
Germany
Disclosure of geographical areas [line items]
Revenue from contracts with customers	90,830	77,297
Belgium
Disclosure of geographical areas [line items]
Revenue from contracts with customers	76,432	46,981
Korea
Disclosure of geographical areas [line items]
Revenue from contracts with customers	54,828	13,908
Netherlands
Disclosure of geographical areas [line items]
Revenue from contracts with customers	54,759	42,456
Denmark
Disclosure of geographical areas [line items]
Revenue from contracts with customers	52,098	41,172
Australia
Disclosure of geographical areas [line items]
Revenue from contracts with customers	50,170	36,786
Finland
Disclosure of geographical areas [line items]
Revenue from contracts with customers	41,062	12,656
Switzerland
Disclosure of geographical areas [line items]
Revenue from contracts with customers	32,726	12,973
Canada
Disclosure of geographical areas [line items]
Revenue from contracts with customers	27,560	41,399
China
Disclosure of geographical areas [line items]
Revenue from contracts with customers	22,949	66,469
Spain
Disclosure of geographical areas [line items]
Revenue from contracts with customers	19,078	13,889
Austria
Disclosure of geographical areas [line items]
Revenue from contracts with customers	15,915	10,834
Portugal
Disclosure of geographical areas [line items]
Revenue from contracts with customers	14,215	5,274
Italy
Disclosure of geographical areas [line items]
Revenue from contracts with customers	13,921	4,118
Other regions
Disclosure of geographical areas [line items]
Revenue from contracts with customers	$ 15,073	$ 11,809